Note 9 - Stockholders' Equity and Common Stock Warrants - Warrants Outstanding to Acquire Shares of Its Common Stock (10-Q) (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Warrants outstanding (in shares)	102,462	598,457
Historical Diffusion Common Stock Warrants [Member]
Warrants outstanding (in shares)	58,844	58,844
Historical Diffusion Common Stock Warrants [Member] | Minimum [Member]
Exercise price of warrants (in dollars per share)	$ 26.27	$ 26.27
Historical Diffusion Common Stock Warrants [Member] | Maximum [Member]
Exercise price of warrants (in dollars per share)	$ 459.06	$ 459.06
Historical EIP Common Stock Warrants [Member]
Warrants outstanding (in shares)	43,618	43,618
Exercise price of warrants (in dollars per share)	$ 19.81	$ 19.81